Subsequent Events - Additional Information - Logitel (Detail) (USD $)	6 Months Ended			6 Months Ended	1 Months Ended		1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Newbuildings [Member]	Jun. 30, 2014 Teekay Offshore [Member]	Aug. 31, 2014 Subsequent Events [Member] Teekay Offshore [Member] FloatingAccommodationUnits	Aug. 31, 2014 Subsequent Events [Member] Teekay Offshore [Member] Purchase Commitment [Member]	Aug. 31, 2014 Subsequent Events [Member] Logitel Offshore Holdings [Member] Teekay Offshore [Member]	Aug. 31, 2014 Subsequent Events [Member] Logitel Offshore Holdings [Member] Teekay Offshore [Member] Newbuildings [Member] FloatingAccommodationUnits	Aug. 31, 2014 Subsequent Events [Member] Logitel Offshore Holdings [Member] Teekay Offshore [Member] Order or Production Backlog [Member] FloatingAccommodationUnits	Aug. 31, 2014 Subsequent Events [Member] Logitel Offshore Holdings [Member] Teekay Offshore [Member] Order or Production Backlog [Member] Newbuildings [Member]	Aug. 31, 2014 Subsequent Events [Member] Sevan Marine ASA [Member] Teekay Offshore [Member]
Subsequent Event [Line Items]
Percentage of ownership acquired							100.00%
Portion of purchase price paid in cash				$ 253,000,000			$ 4,000,000
Potential additional cash amount for purchase price							27,600,000
Number of floating accommodation units					3			2	6
Expected cost of project	1,500,000,000				534,000,000
Advances on newbuilding contracts and conversion costs	1,403,850,000	796,324,000	221,400,000			18,000,000
Purchase obligation due (balance of 2014)						8,800,000
Purchase obligation due (2015)						341,000,000
Purchase obligation due (2016)						166,200,000
License fees					22,200,000
Long-term Debt	6,732,367,000	6,109,470,000					60,000,000
Repayment of non-interest bearing amount on bond											$ 10,000,000
Long-term debt, maturities, repayment terms										within 6 months of delivery of each of the next six FAUs, including the three ordered from COSCO
Debt conversion											The conversion option is exercisable if the fourth of six options with COSCO is not exercised by its option expiry date on November 30, 2016. In this case, Sevan has a one-time option to receive the remaining two options with COSCO in exchange for the extinguishment of the remaining amount owing on the bond agreement. If the one-time option is not exercised by Sevan, any remaining amount owing on the bond agreement will be forgiven when there is a continuous three-year period, from the date of the latest delivery of a newbuilding FAU based on the Sevan cylindrical hull design, where no such Seven design FAUs are ordered.